Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Preferred shares, par value	$ 0.01	$ 0.01
Preferred shares, authorized	150,000,000	65,000,000
Preferred shares, issued	24,170,531	18,970,531
Preferred shares, outstanding	24,170,531	18,970,531
Class A Common Shares [Member]
Common shares, par value	$ 0.01	$ 0.01
Common shares, authorized	200,000,000	200,000,000
Common shares, issued	96,662,928	69,208,888
Common shares, outstanding	96,662,928	69,208,888